VARIABLE INTEREST ENTITIES ("VIEs") - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / barrel class_of_unit vessel $ / shares	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Apr. 16, 2019
Variable Interest Entity [Line Items]
Non-controlling interest		$ 182,707	$ 25,888	$ 4,809
Number of classes of units | class_of_unit		3
Oil price per barrel (in dollars per barrel) | $ / barrel		60
Gimi MS | FLNG
Variable Interest Entity [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)					30.00%
Golar Hilli LLC | Hilli Common Units
Variable Interest Entity [Line Items]
Entitlement to distributions (in percent)		5.00%
Entitlement to vehicle expansion capacity distributions (in percent)		5.00%
Golar Hilli LLC | Series A Special Units
Variable Interest Entity [Line Items]
Redemption price for series A special Units (in dollars per share) | $ / shares		$ 1
Golar Hilli LLC | Series B Special Units
Variable Interest Entity [Line Items]
Entitlement to distributions (in percent)		95.00%
Vessels disposal group
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transactions disposed | vessel		7
Non-controlling Interests
Variable Interest Entity [Line Items]
Non-controlling interest		$ 182,707	$ 25,888	$ 4,809
Variable interest entity, primary beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel		1	8
Lease duration (in years)		10 years
Variable interest entity, primary beneficiary | CMBL lessor VIE
Variable Interest Entity [Line Items]
Non-controlling interest	$ 25,900
Sales-type lease, net investment in lease, purchase	$ 103,300